Borrowings - Maturity Schedule of Long-term Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 398,714	$ 2,821,980
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 398,714